2. Summary of Significant Accounting Policies: Revenue Recognition (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Revenue Recognition

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with FASB ASC No. 605, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

Consideration for future advertising services are made by customers in advance of those services being provided.  Advertising revenue is recognized ratably over the period that the services are subscribed, generally a one year period.  The unearned portion of the advertising revenue is deferred until future periods in which the subscription is earned.

The Company has not issued guarantees or other warrantees on the advertising subscription success or results.  The Company has not experienced any refund requests or committed to any adjustments for terminated subscriptions.  The Company does not believe that there is any required liability.